SCHEDULE OF SUPPLEMENTAL CONSOLIDATED BALANCE SHEET INFORMATION RELATED TO LEASES (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Leases
Right-of-use assets	$ 23,326	¥ 168,418	¥ 84,461
Operating lease liabilities - current	1,705	12,310	7,667
Operating lease liabilities - non-current	21,446	154,846	77,462
Total operating lease liabilities		167,156	85,129
Right-of-use assets	185,524	1,339,537
Finance lease liabilities - current	7,086	51,160
Finance lease liabilities - non-current	$ 164,986	1,191,246
Total finance lease liabilities		¥ 1,242,406